Fair Value Measurements (Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 244,987	¥ 209,690
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	40,331	34,324
Fair Value, Measurements, Nonrecurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	238	4,823
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	10,679	12,557
Fair Value, Measurements, Nonrecurring | Investment in Operating Leases and Properties under Facility Operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	6,740	5,731
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	11,413	11,213
Fair Value, Measurements, Nonrecurring | Certain equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	10,486
Fair Value, Measurements, Nonrecurring | Certain Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	775
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	8,799	8,741
Fair Value, Measurements, Nonrecurring | Level 1 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Fair Value, Measurements, Nonrecurring | Level 1 | Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Fair Value, Measurements, Nonrecurring | Level 1 | Investment in Operating Leases and Properties under Facility Operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Fair Value, Measurements, Nonrecurring | Level 1 | Certain Investment in Affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	8,799	8,741
Fair Value, Measurements, Nonrecurring | Level 1 | Certain equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0
Fair Value, Measurements, Nonrecurring | Level 1 | Certain Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	8,953	1,193
Fair Value, Measurements, Nonrecurring | Level 2 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	238	0
Fair Value, Measurements, Nonrecurring | Level 2 | Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Fair Value, Measurements, Nonrecurring | Level 2 | Investment in Operating Leases and Properties under Facility Operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	1,806	1,193
Fair Value, Measurements, Nonrecurring | Level 2 | Certain Investment in Affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Fair Value, Measurements, Nonrecurring | Level 2 | Certain equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	6,909
Fair Value, Measurements, Nonrecurring | Level 2 | Certain Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	22,579	24,390
Fair Value, Measurements, Nonrecurring | Level 3 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	4,823
Fair Value, Measurements, Nonrecurring | Level 3 | Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	10,679	12,557
Fair Value, Measurements, Nonrecurring | Level 3 | Investment in Operating Leases and Properties under Facility Operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	4,934	4,538
Fair Value, Measurements, Nonrecurring | Level 3 | Certain Investment in Affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	2,614	¥ 2,472
Fair Value, Measurements, Nonrecurring | Level 3 | Certain equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	3,577
Fair Value, Measurements, Nonrecurring | Level 3 | Certain Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 775